Condensed Statements of Operations - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 378,099			$ 877,669		$ 8,025
Cost of sales	72,594			343,688		6,318
Gross profit	305,505			533,981		1,707
Operating expenses:
General and administrative expenses	126,846	68,105	38,892	218,258	91,587	92,018
Professional fees	481,237	430,379	403	1,193,841	790,112	1,274,941
Gain on foreign currency transactions, net	(10,753)			(70,937)		109
Total operating expenses	597,330	498,484	39,295	1,341,162	881,699	1,367,068
Loss from operations	(291,825)	(498,484)	(39,295)	(807,181)	(881,699)	(1,365,361)
Other expense (income):
Interest expense	22,274	1,929	267	34,852	3,365	7,630
SEPA commitment fee and structuring fee				325,000
Loss from original issue discount on convertible notes payable	40,000			80,000
Change in fair value of convertible notes payable	63,267			96,205
Amortization of loan receivable premium – related party	139,194			139,194
Interest income – related party	(60,351)			(72,146)
Other expenses, net	204,384	1,929	267	603,105	3,365	7,630
Loss before provision for income taxes	(496,209)	(500,413)	(39,562)	(1,410,286)	(885,064)	(1,372,991)
Provision for income taxes
Net loss	$ (496,209)	$ (500,413)	$ (39,562)	$ (1,410,286)	$ (885,064)	$ (1,372,991)
Weighted average common shares outstanding basic	14,868,718	19,056,962	27,864,510	14,114,444	25,590,929	22,689,851
Weighted average common shares outstanding diluted	14,868,718	19,056,962	27,864,510	14,114,444	25,590,929	22,689,851
Net loss per share attributable to common stockholders basic	$ (0.03)	$ (0.03)	$ (0.00)	$ (0.10)	$ (0.03)	$ (0.06)
Net loss per share attributable to common stockholders diluted	$ (0.03)	$ (0.03)	$ (0.00)	$ (0.10)	$ (0.03)	$ (0.06)